Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table contains a breakdown of the Company's revenue by contract type for the years ended December 31, 2024, 2023 and 2022. The Company’s lease income consists of the revenue from its voyage charters and time charters.

	Year Ended December 31,
	2024 $	2023 $	2022 $
Voyage charter revenues
Suezmax	547,261	669,334	557,971
Aframax / LR2	519,702	652,153	481,291
Total	1,066,963	1,321,487	1,039,262

Time-charter revenues
Suezmax	12,767	14,280	49
Aframax / LR2	12,006	16,869	14,689
Bunker tanker (1)	1,142	—	—
Total	25,915	31,149	14,738

Other revenues (2)
Vessel operational and maintenance services	115,172	101,406	94,409
Ship-to-ship support services	11,192	7,946	4,567
Management fees and other	10,094	11,711	24,980
Total	136,458	121,063	123,956

Total revenues	1,229,336	1,473,699	1,177,956
(1)Includes variable lease payments of $0.4 million for the year ended December 31, 2024 related to the reimbursement for certain operating expenditures received from the Company's customer relating to such costs incurred by the Company to operate the vessel.
(2)Relates to non-lease revenues.